Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of estimated useful lives
Computer and transmission equipment	3 years
Furniture, fixtures and office equipment	5 years

Schedule of estimated economic life of intangible assets
Trademark	10 years
Patent	10 years
Copyright	10 years
Software	3 to 10 years
Licenses acquired	3 years to infinite life

Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price
	May 7, 2020	December 31, 2020
Risk-free interest rate	0.14%	0.10%
Share price	$8.92	$8.66
Probability	20% - 50%	10%
	August 10, 2020	December 31, 2020
Risk-free interest rate	0.12 - 0.14%	0.11% - 0.13%
Share price	$6.2	$8.66
Probability	20% - 50%	20% - 50%

Schedule of fair value hierarchy for assets and liabilities measured
	As of December 31, 2020
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Earn-out liability from SPAC transaction	¥-	¥-	¥75,819	¥75,819
Earn-out liability from BeeLive acquisition	-	-	31,480	31,480
	¥-	¥-	¥107,299	¥107,299
	At the dates of the transactions
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Earn-out liability from SPAC transaction	¥-	¥-	¥266,828	¥266,828
Earn-out liability from BeeLive acquisition	-	-	39,755	39,755
Total	¥-	¥-	¥306,583	¥306,583

Schedule of fair value recurring basis using significant unobservable inputs
Balance
Balance at January 1, 2020	¥-
Contingent consideration resulting from SPAC Transaction	266,828
Contingent consideration resulting from BeeLive acquisition	39,755
Fair value change	14,068
Exchange difference	(13,252)
Reclassification to shares to be issued	(200,100)
Balance at December 31, 2020	¥107,299
Less: Contingent consideration – earn-out liability – non-current portion	¥15,116
Contingent consideration – earn-out liability –current portion	¥92,183

Schedule of types revenue
	For the years ended December 31,
	2019	2020	2020
Amounts in thousands of RMB and USD	RMB	RMB	USD
Live streaming - consumable virtual items revenue	884,385	1,187,431	181,982
Live streaming - time based virtual item revenue	26,812	29,596	4,536
Technical services	3,429	5,156	790
Total revenue	914,626	1,222,183	187,308

Schedule of revenue platforms
	For the years ended December 31,
	2019	2020	2020
Amounts in thousands of RMB and USD	RMB	RMB	USD
Showself	530,111	549,763	84,256
Lehai	181,626	180,112	27,603
Haixiu	199,460	321,468	49,267
Beelive	-	165,684	25,392
Technical services	3,429	5,156	790
TOTAL	914,626	1,222,183	187,308

Warrant liabilities [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price
	May 7, 2020	December 31, 2020
Risk-free interest rate	0.23%	0.18%
Share price	$8.92	$8.66
Volatility	37%	38%

Schedule of fair value recurring basis using significant unobservable inputs
Balance
Balance at January 1, 2020	¥-
Warrant liabilities resulting from SPAC Transaction	36,121
Fair value change	(3,904)
Exchange difference	(2,659)
Balance as of December 31, 2020	¥29,558